Expense Example, No Redemption - FidelityOverseasFund-AMCIZPRO - FidelityOverseasFund-AMCIZPRO - Fidelity Overseas Fund	Apr. 07, 2025 USD ($)
Fidelity Advisor Overseas Fund - Cl Z
Expense Example, No Redemption:
1 Year	$ 60
3 Years	189
5 Years	329
10 Years	738
Fidelity Advisor Overseas Fund - Class I
Expense Example, No Redemption:
1 Year	74
3 Years	230
5 Years	401
10 Years	894
Fidelity Advisor Overseas Fund - Class A
Expense Example, No Redemption:
1 Year	668
3 Years	866
5 Years	1,080
10 Years	1,696
Fidelity Advisor Overseas Fund - Class M
Expense Example, No Redemption:
1 Year	470
3 Years	724
5 Years	997
10 Years	1,776
Fidelity Advisor Overseas Fund - Class C
Expense Example, No Redemption:
1 Year	175
3 Years	542
5 Years	933
10 Years	$ 1,831